Other receivables and assets (Gross amounts of other receivables denominated) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 3,748,321	¥ 2,522,445
RMB [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	2,832,004	1,945,945
S$ [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	352,138	102,484
US$ [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	39,495	16,585
PKR [member]
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 524,684	¥ 457,431